ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

ANNUAL REPORT
APRIL 30, 1998

ALLIANCE CAPITAL



                                                  ALLIANCE GROWTH INVESTORS AND
LETTER TO SHAREHOLDERS                             CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

June 26, 1998

Dear Shareholder:

This annual shareholder report reviews investment results and market activity for Alliance Growth Investors & Conservative Investors Funds for the period ended April 30, 1998.

ECONOMIC ENVIRONMENT
Regional economic conditions were very uneven over the 12-month reporting period ended April 30, 1998, as the United States (U.S.), the United Kingdom (U.K.), and some smaller European economies showed strong growth and Asia showed weakness. In particular, Japan produced a stream of disappointing statistics, suggesting recession among most major economic sectors in Asia. In sharp contrast, strong retail sales and housing data in the U.S. and the U.K. confirmed robust final demand.

The U.S. economy continued to grow over the 12-month period ended April 30, 1998, with housing becoming a particularly strong sector during the first quarter of 1998. In addition, a firm U.S. dollar ensured low wholesale price inflation, and the U.S. bond market traded in a narrow range. For the same 12-month period, U.S. stocks as represented by the S&P 500 Stock Index, rose just over 41%, resulting in the best performance among major markets. In spite of the length of the current expansion and the low levels of unemployment, inflation has remained very low. This benign environment combined with continued efforts by company managements to raise return on equity and otherwise focus on creating shareholder value have benefited equity investors. Our focus has been on those companies able to deliver sustainable earnings growth, and technology and leading edge telecommunications companies are an important feature of the portfolio. Exposure to U.S. oil service companies hurt the Fund's performance in the Fall of 1997 and, given the subsequent unfavorable development in the price of oil, we have cut back our position.

Europe presents a microcosm of the world economy as some areas are enjoying boom conditions and other areas remain depressed. The U.K. domestic economy continues to grow strongly, offset partially by weakness in the manufacturing sector. In spite of a recovery in French consumption, the two biggest economies in Europe, France and Germany, continue to have sluggish growth. Generally, however, European stock markets performed well over the 12-months ended April 30, 1998.

In contrast with the U.S., Japanese conditions include weak final demand and shaky confidence, combined with concerns about the stability of the banking system. Fiscal tightening in Japan during 1997 has recently been reversed. In April 1998, Japan cut taxes and announced more public spending, but there are still no signs that this measure is supporting the economy. Japanese stocks fell sharply over the 12-month period ended April 30, 1998, declining 18.33%, as measured by the Nikkei 225 Index.

Over the 12-month period ended April 30, 1998, commodity prices continued to be weak despite an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to cut production. This price weakness subsequently served to keep inflation down, sustaining the low interest rate environment worldwide.

Overall, global growth has continued against a background of spare capacity (idle or under-utilized labor or industrial capacity) worldwide, with excessive strength in some areas offsetting weakness in others. The result has been very supportive of long-term asset values.

INVESTMENT RESULTS
Over the six and 12-month periods ended April 30, 1998, Alliance Growth Investors Fund Class A shares gained 13.12% and 27.96% at net asset value
(NAV), respectively. Alliance Conservative Investors Fund Class A shares returned 7.64% at NAV for the six-month period, and 17.87% for the 12-month period also ending April 30, 1998.

Both Funds lagged their composite benchmarks for both the six and 12-month periods. U.S. stock selection, which significantly lagged the benchmark in November 1997, and the decision to own overseas securities were responsible for the underperformance, while asset allocation and overseas stock selection both made positive contributions.

GROWTH INVESTORS FUND
Investment returns for the Alliance Growth Investors Fund for the six and 12-month periods ending April 30, 1998 are outlined in the following table. For comparison purposes, we also included performance for the broad U.S. stock market, as represented by the S&P 500 Stock


1


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

Index (S&P 500), and for the Fund's benchmark--a 70%/30% composite of the S&P 500 and the Lehman Brothers (LB) Aggregate Bond Index, respectively.


INVESTMENT RESULTS*
Periods Ended April 30, 1998
                                           TOTAL RETURNS
                                       6 MONTHS      12 MONTHS
                                       --------      ---------
ALLIANCE GROWTH INVESTORS FUND
  Class A                               13.12%         27.96%
  Class B                               12.68%         27.04%
  Class C                               12.67%         27.02%

S&P 500 STOCK INDEX                     22.50%         41.06%

70/30 COMPOSITE:
  S&P 500 Stock Index/LB Aggregate
    Bond Index                          16.83%         32.02%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    THE S&P 500 STOCK INDEX IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE 70/30 COMPOSITE IS A BLEND OF BOTH THE S&P 500 AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX WITH A 70/30 WEIGHTING, RESPECTIVELY. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.


CONSERVATIVE INVESTORS FUND
Investment returns for the Alliance Conservative Investors Fund for the six and 12-month periods ending April 30, 1998 are outlined in the following table. For comparison purposes, we also included performance for the broad U.S. bond market, as represented by the Lehman Brothers (LB) Aggregate Bond Index, and for the Fund's benchmark--a 70%/30% composite of the Lehman Brothers (LB) Aggregate Bond Index and the S&P 500 Stock Index, respectively.


INVESTMENT RESULTS*
Periods Ended April 30, 1998
                                           TOTAL RETURNS
                                       6 MONTHS      12 MONTHS
                                       --------      ---------
ALLIANCE CONSERVATIVE INVESTORS FUND
  Class A                                7.64%         17.87%
  Class B                                7.28%         17.04%
  Class C                                7.20%         17.04%

LB AGGREGATE BOND INDEX                  3.59%         10.91%

70/30 COMPOSITE:
  LB Aggregate Bond Index/S&P 500
    Stock Index                          9.26%         19.96%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE LEHMAN BROTHERS (LB) AGGREGATE BOND INDEX IS COMPOSED OF THE MORTGAGE-BACKED SECURITIES INDEX, THE ASSET-BACKED SECURITIES INDEX AND THE GOVERNMENT/CORPORATE BOND INDEX. THE 70/30 COMPOSITE IS A BLEND OF BOTH THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE S&P 500 STOCK INDEX WITH A 70/30 WEIGHTING, RESPECTIVELY. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.


We appreciate your investment in Alliance's asset allocation Funds and look forward to reporting their progress to you in the future.

Sincerely,


John D. Carifa
Chairman and President


Nicholas D. Carn
Vice President


2


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.96%         22.54%
Five Years                    13.27%         12.30%
Since Inception*              13.80%         12.98%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.04%         23.04%
Five Years                    12.52%         12.52%
Since Inception*              12.99%         12.99%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.02%         26.02%
Since Inception*              12.30%         12.30%


SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)

                             CLASS A        CLASS B        CLASS C
                             -------        -------        -------
1 Year                        22.98%         23.48%         26.46%
5 Years                       11.63%         11.84%          n/a
Since Inception*              12.92%         12.93%         12.22%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/4/92 Classes A & B; 8/2/93 Class C.

n/a: not applicable.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/98

$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$10,000
$8,000

5/31/92   4/30/93   4/30/94   4/30/95   4/30/96   4/30/97   4/30/98

S&P 500 STOCK INDEX: $30,886
70% S&P 500 STOCK INDEX/30% LEHMAN BROTHERS AGGREGATE BOND INDEX: $26,278 GROWTH INVESTORS FUND CLASS A: $20,599


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 5/31/92 to 4/30/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Government/Corporate Bond Index.

The comparison shown above represents a 70/30 weighting (70% S&P500 Stock Index and 30% Lehman Brothers Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


Growth Investors Fund
Standard & Poor's 500 Stock Index
70% S&P 500/30% LB Aggregate Bond Index

*    Month-end nearest to Fund's Class A share inception date of 5/4/92.


4


INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in fixed income securities.

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.87%         12.88%
Five Years                     8.52%          7.58%
Since Inception*               9.15%          8.37%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.04%         13.04%
Five Years                     7.77%          7.77%
Since Inception*               8.38%          8.38%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.04%         16.04%
Since Inception*               7.59%          7.59%


SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)

                             CLASS A        CLASS B        CLASS C
                             -------        -------        -------
1 Year                        13.96%         14.24%         17.13%
5 Years                        7.42%          7.61%          n/a
Since Inception*               8.33%          8.36%          7.56%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/4/92 Classes A & B; 8/2/93 Class C.

n/a: not applicable.


5


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/98

$21,000
$18,000
$15,000
$12,000
$10,000
$9,000

5/31/92   4/30/93  4/30/94   4/30/95   4/30/96   4/30/97   4/30/98

70% LEHMAN BROTHERS AGGREGATE BOND INDEX/30% S&P 500 STOCK INDEX: $20,133 CONSERVATIVE INVESTORS FUND CLASS A: $15,952
LEHMAN BROTHERS AGGREGATE BOND INDEX: $15,524


This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 5/31/92 to 4/30/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Government/Corporate Bond Index.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.
The comparison shown above represents a 70/30 weighting (70% Lehman Brothers Aggregate Bond Index and 30% S&P500 Stock Index).

When comparing Alliance Conservative Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


Conservative Investors Fund
Lehman Brothers Aggregate Bond Index
70% LB Aggregate Bond Index/30% S&P 500

*    Month-end nearest to Fund's Class A share inception date of 5/4/92.


6


TEN LARGEST HOLDINGS
APRIL 30, 1998                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                                                   PERCENT OF
COMPANY                                       VALUE                NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                       $  7,135,593                 6.3%
Merck & Co., Inc.                            3,012,500                 2.6
Government National Mortgage
  Association Bonds                          2,859,463                 2.5
Federal National Mortgage
  Association Bonds                          2,708,692                 2.4
Bristol-Myers Squibb Co.                     2,646,875                 2.3
Chase Manhattan Corp.                        2,632,687                 2.3
WorldCom, Inc.                               2,566,875                 2.2
Harley-Davidson, Inc.                        2,520,000                 2.2
Walt Disney Co.                              2,486,250                 2.2
Noble Drilling Corp.                         2,423,438                 2.1
                                          $ 30,992,373                27.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1998
_______________________________________________________________________________
                                                 SHARES* OR PRINCIPAL
                                          -------------------------------------
                                                                 HOLDINGS
PURCHASES                                       BOUGHT            4/30/98
-------------------------------------------------------------------------------
Avon Products, Inc.                             20,000              20,000
BankAmerica Corp.                               25,000              25,000
Bristol-Myers Squibb Co.                        25,000              25,000
First Data Corp.                                30,000              30,000
Government National
  Mortgage Association, 7.00%, 2/15/28      $1,092,000          $1,092,000
Government National
  Mortgage Association, 7.50%, 6/15/27      $1,707,000          $1,707,000
Home Depot, Inc.                                30,000              30,000
Noble Drilling Corp.                            55,000              75,000
Scripps E.W. Co. Cl.A                           30,000              30,000
U.S. Treasury Bond, 6.125%, 11/15/27        $2,365,000          $2,365,000

                                                                 HOLDINGS
SALES                                          SOLD               4/30/98
-------------------------------------------------------------------------------
BJ Services Co.                                 42,000                  -0-
Campbell Soup Co.                               25,000                  -0-
Den Danske Bank                                  7,000                  -0-
Lucent Technologies, Inc.                       15,000                  -0-
Schering-Plough Corp.                           32,000                  -0-
Texaco, Inc.                                    30,000                  -0-
Transocean Offshore, Inc.                       29,000                  -0-
U.S. Treasury Bond, 6.625%, 2/15/27         $1,370,000                  -0-
U.S. Treasury Note, 6.375%, 5/15/99         $1,885,000          $1,015,000
U.S. Treasury Note, 6.875%, 5/15/06         $1,120,000            $130,000


*    Adjusted for Stock Splits.


7


INDUSTRY DIVERSIFICATION
APRIL 30, 1998                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                                                   PERCENT OF
                                           U.S. $VALUE             NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                          $  1,824,045                 1.6%
Capital Goods                                1,181,250                 1.0
Consumer Manufacturing                       1,422,316                 1.2
Consumer Services                           18,776,423                16.4
Consumer Staples                            10,841,915                 9.5
Energy                                       6,755,225                 5.9
Finance                                     18,219,657                16.0
Healthcare                                   9,390,370                 8.2
Multi Industry                               2,006,395                 1.8
Technology                                  11,384,872                10.0
Utilities                                    3,723,226                 3.3
U.S. Government & Agencies                  15,991,502                14.0
Corporate Debt Obligations                   2,644,521                 2.3
Yankee Bonds                                 1,214,735                 1.1
Total Investments*                         105,376,452                92.3
Cash and receivables, net
  of liabilities                             8,799,336                 7.7
Net Assets                                $114,175,788               100.0%


*    Excludes short-term obligations.


8


TEN LARGEST HOLDINGS
APRIL 30, 1998                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                                                   PERCENT OF
COMPANY                                       VALUE                NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                       $  9,581,402                21.6%
Federal National Mortgage
  Association Bonds                          4,819,944                10.9
Government National Mortgage
  Association Bonds                          3,055,790                 6.9
U.S. Treasury Bond                           2,619,187                 5.9
Comcast Cable Communications,
  8.375%, 5/01/07                            1,224,291                 2.8
Royal Caribbean Cruises, Ltd.,
  7.50%, 10/15/27                            1,064,322                 2.4
St. George Bank, Ltd., 7.15%, 10/15/05       1,033,100                 2.3
Long Island Saving Bank, 7.00%, 6/13/02      1,018,410                 2.3
Enterprise Rent A Car USA Finance Co.,
  6.95%, 3/01/04                             1,013,667                 2.3
Time Warner, Inc., 9.125%, 1/15/13             838,285                 1.9
                                          $ 26,268,398                59.3%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1998
_______________________________________________________________________________
                                                   SHARES OR PRINCIPAL
                                           ------------------------------------
                                                                  HOLDINGS
PURCHASES                                       BOUGHT             4/30/98
-------------------------------------------------------------------------------
BankAmerica Corp.                                5,000               5,000
Bristol-Myers Squibb Co.                         5,500               5,500
Government National Mortgage
  Association, 7.00%, 7/15/27                 $392,000            $392,000
Government National Mortgage
  Association, 7.00%, 2/15/28                 $992,000            $992,000
Government National Mortgage
  Association, 7.50%, 6/15/27               $1,610,000          $1,610,000
Home Depot, Inc.                                 4,000               4,000
Scripps E.W. Co. Cl.A                            6,000               6,000
Time Warner, Inc., 9.125%,1/15/13             $700,000            $700,000
U.S. Treasury Bond, 6.125%, 11/15/27        $2,560,000          $2,560,000
U.S. Treasury Note, 6.875%, 5/15/06         $1,755,000          $1,755,000

                                                                  HOLDINGS
SALES                                             SOLD             4/30/98
-------------------------------------------------------------------------------
Deutsche Bank Financial, Inc.,
  6.70%,12/13/06                              $900,000                  -0-
Federal Home Loan Bank, 7.00%, 9/01/11      $1,458,000                  -0-
Goldman Sachs Group LP, 7.20%, 11/01/06     $1,000,000                  -0-
Premier Auto Trust Cl.A5,
  7.15%, 2/04/99                              $572,000                  -0-
Quebec Province Canada, 7.125%, 2/09/24       $950,000                  -0-
Time Warner Entertainment Co., 8.375%, 3/15/23$900,000                  -0-
U.S. Treasury Bond, 6.625%, 2/15/27         $1,595,000                  -0-
U.S. Treasury Note, 6.00%, 8/15/00          $1,275,000            $350,000
U.S. Treasury Note, 6.375%, 5/15/99           $875,000          $2,700,000
U.S. Treasury Note, 6.50%, 5/31/02            $450,000          $1,865,000


9


INDUSTRY DIVERSIFICATION
APRIL 30, 1998                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                                                   PERCENT OF
                                           U.S. $VALUE             NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                          $    299,976                 0.7%
Capital Goods                                  393,750                 0.9
Consumer Manufacturing                         382,021                 0.9
Consumer Services                            3,203,487                 7.2
Consumer Staples                             1,896,828                 4.3
Energy                                       1,008,423                 2.3
Finance                                      3,481,062                 7.9
Healthcare                                   1,786,294                 4.0
Multi Industry                                 526,521                 1.2
Technology                                   2,327,294                 5.2
Utilities                                      701,631                 1.6
U.S. Government & Agencies                  20,076,323                45.3
Corporate Debt Obligations                   4,094,653                 9.2
Yankee Bonds                                 2,097,422                 4.7
Total Investments*                          42,275,685                95.4
Cash and receivables, net
  of liabilities                             2,032,318                 4.6
Net Assets                                $ 44,308,003               100.0%


*    Excludes short-term obligations.


10


PORTFOLIO OF INVESTMENTS
APRIL 30, 1998                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-74.9%
UNITED STATES INVESTMENTS-54.1%
CONSUMER SERVICES-12.7%
BROADCASTING & CABLE-4.6%
Cox Communications, Inc. Cl.A (a)                35,000    $   1,561,875
Scripps E.W. Co. Cl.A                            30,000        1,700,625
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (a)                   60,000        1,991,250
                                                             ------------
                                                               5,253,750

ENTERTAINMENT & LEISURE-4.4%
Harley-Davidson, Inc.                            70,000        2,520,000
Walt Disney Co.                                  20,000        2,486,250
                                                             ------------
                                                               5,006,250

RETAIL - GENERAL MERCHANDISE-3.7%
Dayton Hudson Corp.                              25,000        2,182,812
Home Depot, Inc.                                 30,000        2,088,750
                                                             ------------
                                                               4,271,562
                                                             ------------
                                                              14,531,562

FINANCE-12.5%
BANKING - MONEY CENTER-4.2%
BankAmerica Corp.                                25,000        2,125,000
Chase Manhattan Corp.                            19,000        2,632,687
                                                             ------------
                                                               4,757,687

BANKING - REGIONAL-1.0%
Banc One Corp.                                   20,000        1,176,250

BROKERAGE & MONEY MANAGEMENT-2.9%
Merrill Lynch & Co., Inc.                        21,000        1,842,750
Morgan Stanley, Dean Witter and Co.              19,000        1,498,625
                                                             ------------
                                                               3,341,375

INSURANCE-2.6%
American International Group, Inc.               12,000        1,578,750
Travelers Group, Inc.                            22,500        1,376,719
                                                             ------------
                                                               2,955,469

MISCELLANEOUS-1.8%
MBNA Corp.                                       60,000        2,032,500
                                                             ------------
                                                              14,263,281

CONSUMER STAPLES-7.2%
COSMETICS-3.8%
Avon Products, Inc.                              20,000        1,643,750
Gillette Co.                                     12,000        1,385,250
The Estee Lauder Co., Inc. Cl.A                  20,000        1,328,750
                                                             ------------
                                                               4,357,750

RETAIL - FOOD & DRUG-1.5%
Kroger Co. (a)                                   40,000        1,675,000

TOBACCO-1.9%
Philip Morris Cos., Inc.                         60,000        2,238,750
                                                             ------------
                                                               8,271,500

TECHNOLOGY-5.9%
COMMUNICATION EQUIPMENT-0.6%
Tellabs, Inc. (a)                                10,000          708,750

COMPUTER HARDWARE-1.0%
Compaq Computer Corp.                            40,000        1,122,500

COMPUTER SERVICES-0.9%
First Data Corp.                                 30,000        1,016,250

NETWORKING SOFTWARE-1.9%
Cisco Systems, Inc. (a)                          30,000        2,197,500


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-1.5%
Altera Corp. (a)                                 18,000    $     729,000
Intel Corp.                                      12,000          969,750
                                                             ------------
                                                               1,698,750
                                                             ------------
                                                               6,743,750

HEALTH CARE-5.9%
DRUGS-5.0%
Bristol-Myers Squibb Co.                         25,000        2,646,875
Merck & Co., Inc.                                25,000        3,012,500
                                                             ------------
                                                               5,659,375

MEDICAL PRODUCTS-0.9%
Medtronic, Inc.                                  20,000        1,052,500
                                                             ------------
                                                               6,711,875

ENERGY-5.0%
DOMESTIC PRODUCERS-0.9%
Apache Corp.                                     30,000        1,061,250

OIL SERVICE-4.1%
Halliburton Co.                                  40,000        2,200,000
Noble Drilling Corp. (a)                         75,000        2,423,438
                                                             ------------
                                                               4,623,438
                                                             ------------
                                                               5,684,688

UTILITIES-2.3%
TELEPHONE UTILITY-2.3%
WorldCom, Inc. (a)                               60,000        2,566,875

MULTI INDUSTRY COMPANIES-1.3%
Tyco International, Ltd.                         14,000          763,000
U.S. Industries, Inc.                            25,000          678,125
                                                             ------------
                                                               1,441,125

CAPITAL GOODS-1.0%
MISCELLANEOUS-1.0%
United Technologies Corp.                        12,000        1,181,250

CONSUMER MANUFACTURING-0.3%
APPLIANCES-0.3%
Sunbeam Corp.                                    14,900          374,363

Total United States Investments
  (cost $46,504,740)                                          61,770,269

FOREIGN INVESTMENTS-20.8%
BRAZIL-0.6%
Telecomunicacoes Brasilieras SA (ADR)             6,000          730,875

DENMARK-0.7%
Ratin Series B                                    4,000          768,652

FINLAND-2.4%
Nokia AB OY Corp.
  Series A                                       30,000        2,015,937
Orion-Yhtymae OY Cl.B                            25,000          775,713
                                                             ------------
                                                               2,791,650

FRANCE-2.5%
Sanofi SA                                         4,000          485,111
SEITA                                            12,000          539,012
Total, SA Cl.B                                    9,000        1,070,537
Unibail, SA                                       5,018          717,930
                                                             ------------
                                                               2,812,590

GERMANY-1.0%
Adidas AG                                         3,000          497,339
ProSieben Media AG pfd.                          12,000          618,540
                                                             ------------
                                                               1,115,879

HONG KONG-0.8%
Cheung Kong Holdings, Ltd.                       50,000          332,429
Dickson Concepts International, Ltd.             70,000           96,695
Hutchison Whampoa, Ltd.                          20,000          123,677
Sun Hung Kai Properties, Ltd.                    60,000          356,313
                                                             ------------
                                                                 909,114


12


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
JAPAN-3.4%
Canon, Inc.                                      16,000    $     378,419
Daiwa Securities Co., Ltd.                       90,000          340,033
Fuji Photo Film Co.                              12,000          427,082
Honda Motor Co.                                  12,000          435,243
Japan Tobacco, Inc.                                  50          357,791
Nintendo Corp., Ltd.                              5,000          458,667
Rohm Co.                                          8,000          903,128
Yamanouchi Pharmaceutical Co., Ltd.              25,000          591,280
                                                             ------------
                                                               3,891,643

MEXICO-0.4%
Coca-Cola Femsa SA (ADS)                         30,000          510,000

NETHERLANDS-2.9%
AKZO Nobel NV                                     6,000        1,219,247
ASM Lithography Holding NV                        9,000          816,643
ING Groep NV                                     20,000        1,295,975
                                                             ------------
                                                               3,331,865

SPAIN-0.4%
Telefonica de Espana                             10,000          417,597
Telefonica rights,
  expiring 5/07/98 (a)                           10,000            7,879
                                                             ------------
                                                                 425,476

SWEDEN-0.5%
Ericsson LM Telecom
  Series B                                       10,000          526,995

SWITZERLAND-3.1%
Ciba Specialty Chemicals AG                       5,000          604,798
Nestle, SA                                          600        1,163,612
Novartis AG                                         500          826,391
Zurich Versicherungsgesellschaft                  1,500          913,696
                                                             ------------
                                                               3,508,497

UNITED KINGDOM-2.1%
BPB Plc                                          90,000         $612,710
Compass Group Plc                                60,000        1,038,746
Tomkins Plc                                      75,000          441,593
United News Media Plc                            25,000          339,140
                                                             ------------
                                                               2,432,189

Total Foreign Investments
  (cost $19,779,432)                                          23,755,425

Total Common Stocks & Other Investments
  (cost $66,284,172)                                          85,525,694

DEBT OBLIGATIONS-17.4%
U.S. GOVERNMENT & AGENCY OBLIGATIONS-14.0%
Federal Home Loan Bank
  7.00%, 9/01/11                                 $  849          868,075
Federal National Mortgage Association
  6.50%, 1/01/11                                     84           84,636
  6.50%, 5/01/11                                  1,655        1,662,841
  7.00%, 5/01/26                                    951          961,215
Government National Mortgage Association
  7.00%, 2/15/28                                  1,092        1,105,167
  7.50%, 6/15/27                                  1,707        1,754,296
U.S. Treasury Bond
  6.125%, 11/15/27                                2,365        2,419,679
U.S. Treasury Notes
  6.00%, 8/15/00                                  1,850        1,865,022
  6.375%, 5/15/99                                 1,015        1,022,775
  6.50%, 8/31/01                                  2,175        2,229,723
  6.50%, 5/31/02                                  1,825        1,878,892
  6.875%, 5/15/06                                   130          139,181
                                                             ------------
                                                              15,991,502


13


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-2.3%
FINANCIAL-0.9%
Credit Suisse First Boston
  6.50%, 5/01/08 (b)                              $ 500    $     497,350
Lehman Brothers, Inc.
  6.50%, 4/15/08                                    600          596,502
                                                             ------------
                                                               1,093,852

INDUSTRIAL-1.4%
Beckman Instruments, Inc.
  7.45%, 3/04/08 (b)                                385          386,400
Coltec Industries, Inc.
  7.50%, 4/15/08 (b)                                420          415,800
Time Warner, Inc.
  9.125%, 1/15/13                                   625          748,469
                                                             ------------
                                                               1,550,669
                                                             ------------
                                                               2,644,521

YANKEE BOND-1.1%
Corporacion Andina De Fomento
  7.10%, 2/01/03                                    600          609,279
Fuji LLC
  9.87%, 12/31/49 (b)                               400         $379,706
NTL, Inc.
  Zero Coupon, 4/01/08 (b)                          350          225,750
                                                             ------------
                                                               1,214,735

Total Debt Obligations
  (cost $19,709,221)                                          19,850,758

SHORT-TERM INVESTMENT-5.7%
Federal Home Loan Mortgage Corp.
  5.45%, 5/01/98
  (amortized cost $6,500,000)                     6,500        6,500,000

TOTAL INVESTMENTS -98.0%
  (cost $92,493,393)                                         111,876,452
Other assets less liabilities-2.0%                             2,299,336

NET ASSETS-100%                                            $ 114,175,788


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $1,905,006 or 1.7% of net assets.

     Glossary:
     ADR  -  American Depositary Receipt
     ADS  -  American Depositary Shares

     See notes to financial statements.


14

PORTFOLIO OF INVESTMENTS
APRIL 30, 1998                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-36.1%
UNITED STATES INVESTMENTS-25.5%
FINANCE-6.2%
BANKING - MONEY CENTER-1.9%
BankAmerica Corp.                                 5,000    $     425,000
Chase Manhattan Corp.                             3,000          415,687
                                                             ------------
                                                                 840,687

BANKING - REGIONAL-0.4%
Banc One Corp.                                    3,000          176,438

BROKERAGE & MONEY MANAGEMENT-1.4%
Merrill Lynch & Co., Inc.                         4,500          394,875
Morgan Stanley, Dean Witter and Co.               3,000          236,625
                                                             ------------
                                                                 631,500

INSURANCE-1.5%
American International Group, Inc.                3,000          394,687
Travelers Group, Inc.                             4,500          275,344
                                                             ------------
                                                                 670,031

MISCELLANEOUS-1.0%
MBNA Corp.                                       12,375          419,203
                                                             ------------
                                                               2,737,859

CONSUMER SERVICES-5.3%
BROADCASTING & CABLE-2.1%
Cox Communications, Inc. Cl.A (a)                 7,000          312,375
Scripps E.W. Co. Cl.A                             6,000          340,125
Tele-Communications, Inc. -
  Liberty Media Group Cl.A (a)                    8,000          265,500
                                                             ------------
                                                                 918,000

ENTERTAINMENT & LEISURE-1.8%
Harley-Davidson, Inc.                            12,000          432,000
Walt Disney Co.                                   3,000          372,937
                                                             ------------
                                                                 804,937

RETAIL - GENERAL MERCHANDISE-1.4%
Dayton Hudson Corp.                               4,000          349,250
Home Depot, Inc.                                  4,000          278,500
                                                             ------------
                                                                 627,750
                                                             ------------
                                                               2,350,687

CONSUMER STAPLES-3.2%
COSMETICS-1.7%
Avon Products, Inc.                               4,000          328,750
Gillette Co.                                      2,000          230,875
The Estee Lauder Co., Inc. Cl.A                   3,000          199,312
                                                             ------------
                                                                 758,937

RETAIL - FOOD & DRUG-0.7%
Kroger Co. (a)                                    7,000          293,125

TOBACCO-0.8%
Philip Morris Cos., Inc.                         10,000          373,125
                                                             ------------
                                                               1,425,187

TECHNOLOGY-3.1%
COMMUNICATION EQUIPMENT-0.5%
Tellabs, Inc. (a)                                 3,000          212,625

COMPUTER HARDWARE-0.5%
Compaq Computer Corp.                             8,000          224,500

COMPUTER SERVICES-0.5%
First Data Corp.                                  6,000          203,250

NETWORKING SOFTWARE-0.8%
Cisco Systems, Inc. (a)                           5,000          366,250


15


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-0.8%
Altera Corp. (a)                                  4,800    $     194,400
Intel Corp.                                       2,000          161,625
                                                             ------------
                                                                 356,025
                                                             ------------
                                                               1,362,650

HEALTH CARE-2.9%
DRUGS-2.4%
Bristol-Myers Squibb Co.                          5,500          582,313
Merck & Co., Inc.                                 4,000          482,000
                                                             ------------
                                                               1,064,313

MEDICAL PRODUCTS-0.5%
Medtronic, Inc.                                   4,000          210,500
                                                             ------------
                                                               1,274,813

ENERGY-1.9%
DOMESTIC PRODUCERS-0.4%
Apache Corp.                                      5,000          176,875

OIL SERVICE-1.5%
Halliburton Co.                                   6,000          330,000
Noble Drilling Corp. (a)                         10,000          323,125
                                                             ------------
                                                                 653,125
                                                             ------------
                                                                 830,000

UTILITIES-0.9%
TELEPHONE UTILITY-0.9%
WorldCom, Inc. (a)                               10,000          427,813

MULTI INDUSTRY COMPANIES-0.9%
Tyco International, Ltd.                          4,000          218,000
U.S. Industries, Inc.                             7,000          189,875
                                                             ------------
                                                                 407,875

CAPITAL GOODS-0.9%
MISCELLANEOUS-0.9%
United Technologies Corp.                         4,000          393,750

CONSUMER MANUFACTURING-0.2%
APPLIANCES-0.2%
Sunbeam Corp.                                     4,100          103,013

Total United States Investments
  (cost $8,326,633)                                           11,313,647

FOREIGN INVESTMENTS-10.6%
BRAZIL-0.3%
Telecomunicacoes Brasilieras SA (ADR)             1,200          146,175

DENMARK-0.4%
Ratin Series B                                    1,000          192,163

FINLAND-1.2%
Nokia AB OY Corp.
  Series A                                        6,000          403,187
Orion-Yhtymae OY Cl.B                             4,200          130,320
                                                             ------------
                                                                 533,507

FRANCE-1.2%
Sanofi SA                                         1,000          121,278
SEITA                                             2,000           89,835
Total, SA Cl.B                                    1,500          178,423
Unibail, SA                                       1,002          143,357
                                                             ------------
                                                                 532,893

GERMANY-0.5%
Adidas AG                                           700          116,046
ProSieben Media AG pfd.                           2,000          103,090
                                                             ------------
                                                                 219,136

HONG KONG-0.3%
Cheung Kong Holdings, Ltd.                        8,000           53,189
Dickson Concepts
International, Ltd.                              12,000           16,576
Hutchison Whampoa, Ltd.                           3,000           18,552
Sun Hung Kai Properties, Ltd.                    10,000           59,385
                                                             ------------
                                                                 147,702


16


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)       U.S. $ VALUE
-------------------------------------------------------------------------
JAPAN-1.5%
Canon, Inc.                                       3,000    $      70,953
Daiwa Securities Co., Ltd.                       12,000           45,338
Fuji Photo Film Co.                               2,000           71,180
Honda Motor Co.                                   3,000          108,811
Japan Tobacco, Inc.                                  12           85,870
Nintendo Corp., Ltd.                              1,000           91,733
Rohm Co.                                          1,000          112,891
Yamanouchi Pharmaceutical Co., Ltd.               4,000           94,605
                                                             ------------
                                                                 681,381

MEXICO-0.2%
Coca-Cola Femsa SA (ADS)                          6,000          102,000

NETHERLANDS-1.7%
AKZO Nobel NV                                     1,000          203,208
ASM Lithography Holding NV                        3,000          272,214
Internationale Nederlanden Groep NV               4,000          259,195
                                                             ------------
                                                                 734,617

SPAIN-0.3%
Telefonica de Espana                              3,000          125,279
Telefonica rights,
  expiring 5/07/98 (a)                            3,000            2,364
                                                             ------------
                                                                 127,643

SWEDEN-0.3%
Ericsson LM Telecom
  Series B                                        2,000          105,399

SWITZERLAND-1.5%
Ciba Specialty Chemicals AG                         800           96,768
Nestle, SA                                          100          193,936
Novartis AG                                         100          165,278
Zurich Versicherungsgesellschaft                    300          182,739
                                                             ------------
                                                                 638,721

UNITED KINGDOM-1.2%
BPB Plc                                          25,000          170,197
Compass Group Plc                                12,000          207,749
Tomkins Plc                                      17,000          100,094
United News Media Plc                             4,000           54,263
                                                             ------------
                                                                 532,303

Total Foreign Investments
  (cost $3,821,558)                                            4,693,640

Total Common Stocks & Other Investments
  (cost $12,148,191)                                          16,007,287

DEBT OBLIGATIONS-59.3%
U.S. GOVERNMENT & AGENCY OBLIGATIONS-45.3%
Federal National Mortgage Association
  6.50%, 6/01/11                                 $2,887        2,900,795
  6.50%, 6/01/11                                    475          477,326
  7.00%, 5/01/26                                  1,426        1,441,823
Government National Mortgage Association
  7.00%, 7/15/27                                    392          397,694
  7.00%, 2/15/28                                    992        1,004,046
  7.50%, 6/15/27                                  1,610        1,654,050
U.S. Treasury Bond
  6.125%, 11/15/27                                2,560        2,619,187
U.S. Treasury Notes
  6.00%, 8/15/00                                    350          352,842
  6.25%, 4/30/01                                    925          940,466
  6.375%, 5/15/99                                 2,700        2,720,682
  6.50%, 8/31/01                                  1,725        1,768,401
  6.50%, 5/31/02                                  1,865        1,920,073
  6.875%, 5/15/06                                 1,755        1,878,938
                                                             ------------
                                                              20,076,323

CORPORATE DEBT OBLIGATIONS-9.2%
BANKING-2.3%
Long Island Savings Bank
  7.00%, 6/13/02                                  1,000        1,018,410


17


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                              PRINCIPAL
                                               AMOUNT
                                                (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
INDUSTRIAL-4.6%
Comcast Cable Communications
  8.375%, 5/01/07                                $1,100    $   1,224,291
Time Warner, Inc.
  9.125%, 1/15/13                                   700          838,285
                                                             ------------
                                                               2,062,576

TRANSPORTATION-2.3%
Enterprise Rent A Car USA Finance Co.
  6.95%, 3/01/04 (b)                              1,000        1,013,667
                                                             ------------
                                                               4,094,653

YANKEE BONDS-4.8%
Royal Caribbean Cruises, Ltd.
  7.50%, 10/15/27                                 1,050        1,064,322
St. George Bank, Ltd.
  7.15%, 10/15/05 (b)                             1,000        1,033,100
                                                             ------------
                                                               2,097,422

Total Debt Obligations
  (cost $25,915,754)                                          26,268,398

SHORT-TERM INVESTMENT-2.9%
Federal Home Loan Mortgage Corp.
  5.45%, 5/01/98
  (amortized cost $1,300,000)                     1,300        1,300,000

TOTAL INVESTMENTS -98.3%
  (cost $39,363,945)                                          43,575,685
Other assets less liabilities-1.7%                               732,318

NET ASSETS-100%                                            $  44,308,003


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $2,046,767 or 4.6% of net assets.

     Glossary:
     ADR  -  American Depositary Receipt
     ADS  -  American Depositary Shares

     See notes to financial statements.


18


STATEMENTS OF ASSETS AND LIABILITIES              ALLIANCE GROWTH INVESTORS AND
APRIL 30, 1998                                     CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                     GROWTH      CONSERVATIVE
                                                 INVESTORS FUND INVESTORS FUND
                                                 -------------- --------------
ASSETS
  Investments in securities, at value (cost
    $92,493,393 and $39,363,945, respectively)    $ 111,876,452  $  43,575,685
  Foreign cash, at value (cost $1,905,323 and
    $320,225, respectively)                           1,905,334        320,225
  Cash                                                   22,100         17,472
  Receivable for investment securities and
    foreign currency sold                             2,879,561        373,760
  Receivable for shares of beneficial
    interest sold                                       519,644        146,448
  Interest and dividends receivable                     358,228        433,995
  Foreign taxes receivable                               25,764          4,212
  Total assets                                      117,587,083     44,871,797

LIABILITIES
  Payable for investment securities and foreign
    currency purchased                                2,691,081        251,115
  Payable for shares of beneficial interest
    redeemed                                            421,128        114,536
  Distribution fee payable                               74,706         29,907
  Advisory fee payable                                   70,196         57,687
  Accrued expenses                                      154,184        110,549
  Total liabilities                                   3,411,295        563,794

NET ASSETS                                        $ 114,175,788  $  44,308,003

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par           $          76  $          37
  Additional paid-in capital                         89,743,081     38,927,732
  Undistributed net investment income                   145,372        152,080
  Accumulated net realized gain on investments,
    futures contracts and foreign currency
    transactions                                      4,928,030      1,019,294
  Net unrealized appreciation of investments
    and foreign currency denominated assets
    and liabilities                                  19,359,229      4,208,860
                                                  $ 114,175,788  $  44,308,003

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($33,222,216/2,201,864 and $11,714,630/
    978,982 shares of beneficial interest issued
    and outstanding, respectively)                       $15.09         $11.97
  Sales charge--4.25% of public offering price              .67            .53
  Maximum offering price                                 $15.76         $12.50

  CLASS B SHARES
  Net asset value and offering price per share
    ($72,617,870/4,803,585 and $28,431,858/
    2,332,248 shares of beneficial interest
    issued and outstanding, respectively)                $15.12         $12.19

  CLASS C SHARES
  Net asset value and offering price per share
    ($8,335,702/551,099 and $4,161,515/341,378
    shares of beneficial interest issued and
    outstanding, respectively)                           $15.13         $12.19


See notes to financial statements.


19


STATEMENTS OF OPERATIONS                          ALLIANCE GROWTH INVESTORS AND
YEAR ENDED APRIL 30, 1998                          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                      GROWTH      CONSERVATIVE
                                                  INVESTORS FUND INVESTORS FUND
                                                  -------------- --------------
INVESTMENT INCOME
  Interest                                         $  1,574,537   $  1,918,068
  Dividends (net of foreign tax withheld of
    $54,340 and $8,366, respectively)                   941,208        177,630
  Total income                                        2,515,745      2,095,698

EXPENSES
  Advisory fee                                          788,159        332,496
  Distribution fee - Class A                             90,118         35,259
  Distribution fee - Class B                            679,834        285,077
  Distribution fee - Class C                             70,649         40,720
  Custodian                                             214,644        178,280
  Transfer agency                                       191,379         81,481
  Audit and legal                                        60,631         52,173
  Printing                                               54,558         11,187
  Registration                                           33,320         22,222
  Trustees' fees                                         26,677         27,283
  Miscellaneous                                           4,573          8,698
  Total expenses                                      2,214,542      1,074,876
  Less: expenses waived and assumed by adviser
    (See Note B)                                             -0-      (219,865)
  Less: expense offset arrangement (See Note B)         (15,723)        (6,151)
  Net expenses                                        2,198,819        848,860
  Net investment income                                 316,926      1,246,838

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions       15,060,041      3,545,876
  Net realized loss on futures contracts               (654,592)      (158,434)
  Net realized loss on foreign currency
    transactions                                       (167,905)       (42,914)
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                      10,662,782      2,462,169
    Foreign currency denominated assets and
      liabilities                                       (18,715)          (850)
  Net gain on investments, futures contracts and
    foreign currency transactions                    24,881,611      5,805,847

NET INCREASE IN NET ASSETS FROM OPERATIONS         $ 25,198,537   $  7,052,685


See notes to financial statements.


20


                                                  ALLIANCE GROWTH INVESTORS AND
STATEMENT OF CHANGES IN NET ASSETS                 CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                    GROWTH INVESTORS FUND             CONSERVATIVE INVESTORS FUND
                                              --------------------------------      --------------------------------
                                                YEAR ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                              APRIL 30, 1998    APRIL 30, 1997      APRIL 30, 1998    APRIL 30, 1997
                                              --------------    --------------      --------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $     316,926     $     611,440       $   1,246,838     $   1,528,962
  Net realized gain on investments,
    futures contracts and foreign
    currency transactions                         14,237,544         2,985,209           3,344,528           593,982
  Net change in unrealized appreciation
    (depreciation) of investments,
    futures contracts and foreign
    currency denominated assets and
    liabilities                                   10,644,067         2,361,782           2,461,319         1,321,406
  Net increase in net assets from
    operations                                    25,198,537         5,958,431           7,052,685         3,444,350

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (316,225)         (345,352)           (410,778)         (516,046)
    Class B                                          (90,880)         (444,447)           (759,381)         (967,390)
    Class C                                           (9,212)          (43,458)           (109,342)         (154,474)
  Net realized gain on investments
    Class A                                       (2,631,810)       (3,066,309)           (787,612)         (278,463)
    Class B                                       (6,052,618)       (7,140,766)         (1,864,487)         (644,643)
    Class C                                         (613,482)         (698,222)           (269,390)         (100,968)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)                          3,496,273         4,473,662          (2,590,456)       (8,201,003)
  Total increase (decrease)                       18,980,583        (1,306,461)            261,239        (7,418,637)

NET ASSETS
  Beginning of year                               95,195,205        96,501,666          44,046,764        51,465,401
  End of year (including undistributed
    net investment income of $145,372,
    $379,445, $152,080 and $216,263,
    respectively)                              $ 114,175,788     $  95,195,205       $  44,308,003     $  44,046,764


See notes to financial statements.


21


NOTES TO FINANCIAL STATEMENTS                     ALLIANCE GROWTH INVESTORS AND
APRIL 30, 1998                                     CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment


22


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and in the case of Class B higher transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency transactions and passive foreign investment, resulted in a net decrease in undistributed net investment income and an increase in accumulated net realized gain on investments, future contracts and foreign currency transactions. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares of the Conservative Investors Fund. For the year ended April 30, 1998, such reimbursement amounted to $219,865 for the Conservative Investors Fund.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $129,397 and $48,566 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the year ended April 30, 1998.

In addition, for the year ended April 30, 1998, the Funds' expenses were reduced by $15,723 and $6,151 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under expense offset arrangements with Alliance Fund Services. Transfer Agency fees reported in the Statements of Operations exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of each Fund's shares. The Distributor received front-end sales charges of $901 from the sales of Class A shares and $5,511, $77,308 and $3,089 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 1998 for the Growth Investors Fund. The Distributor also received front-end sales charges of $1,084 from the sales of Class A shares and $1,568, $53,864 and $2,405 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 1998 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the year ended April 30, 1998 amounted to $342,009 and $61,480 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to


23


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan of $45,924 and $16,169 for the Growth Investors and Conservative Investors Funds, respectively.


NOTE C: DISTRIBUTION PLANS
The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $110,067,088 and $113,670,222, respectively, for the year ended April 30, 1998. There were purchases of $27,607,255 and sales of $28,147,457 of U.S. government and government agency securities for the year ended April 30, 1998. At April 30, 1998, the cost of investments for federal income tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $20,803,599 and gross unrealized depreciation of investments was $1,420,540 resulting in net unrealized appreciation of $19,383,059 excluding foreign currency transactions.

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $26,360,649 and $26,090,997, respectively, for the year ended April 30, 1998. There were purchases of $32,331,229 and sales of $36,010,742, of U.S. government and government agency obligations for the year ended April 30, 1998. At April 30, 1998, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $4,476,314 and gross unrealized depreciation of investments was $264,574 resulting in net unrealized appreciation of $4,211,740 excluding foreign currency transactions.

The Alliance Growth Investors and Conservative Investors Funds incurred and elected to defer post October currency losses of $116,818 and $26,532, respectively, for the year ended April 30, 1998. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.


24


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

At April 30, 1998, there were no outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund.

2. FINANCIAL FUTURES CONTRACTS
The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse affects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At April 30, 1998, the Funds had no outstanding futures contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                 ALLIANCE GROWTH INVESTORS FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              224,299       416,498    $  3,232,642    $  5,723,360
Shares issued in
  reinvestment of
  dividends and
  distributions          216,972       255,265       2,877,051       3,305,692
Shares converted
  from Class B           117,685        88,258       1,696,586       1,193,716
Shares redeemed         (449,023)     (842,362)     (6,467,086)    (11,968,491)
Net increase
  (decrease)             109,933       (82,341)   $  1,339,193    $ (1,745,723)


25


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                  ALLIANCE GROWTH INVESTORS FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              658,517       772,493    $  9,583,213    $ 10,626,034
Shares issued in
  reinvestment of
  dividends and
  distributions          453,712       564,549       6,043,860       7,322,203
Shares converted
  to Class A            (117,679)      (88,353)     (1,696,586)     (1,193,716)
Shares redeemed         (897,932)     (802,824)    (12,997,170)    (11,040,599)
Net increase              96,618       445,865    $    933,317    $  5,713,922

CLASS C
Shares sold              192,391       187,433    $  2,775,334    $  2,572,550
Shares issued in
  reinvestment of
  dividends and
  distributions           46,021        51,785         613,462         672,170
Shares redeemed         (147,143)     (199,231)     (2,165,033)     (2,739,257)
Net increase              91,269        39,987    $  1,223,763    $    505,463


                                ALLIANCE CONSERVATIVE INVESTORS FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               89,645       155,230    $  1,062,839    $  1,741,912
Shares issued in
  reinvestment of
  dividends and
  distributions           99,918        66,216       1,132,237         747,524
Shares converted
  from Class B            63,018        41,333         754,998         468,493
Shares redeemed         (322,476)     (484,981)     (3,841,307)     (5,464,450)
Net decrease             (69,895)     (222,202)      $(891,233)    $(2,506,521)

CLASS B
Shares sold              460,037       378,962    $  5,586,632    $  4,341,413
Shares issued in
  reinvestment of
  dividends and
  distributions          214,784       130,177       2,476,221       1,495,849
Shares converted
  to Class A             (62,011)      (40,723)       (754,998)       (468,493)
Shares redeemed         (721,523)     (856,038)     (8,753,508)     (9,795,661)
Net decrease            (108,713)     (387,622)   $ (1,445,653)   $ (4,426,892)

CLASS C
Shares sold               82,073        98,699    $    988,763    $  1,120,987
Shares issued in
  reinvestment of
  dividends and
  distributions           31,107        20,142         358,640         231,457
Shares redeemed         (132,931)     (228,588)     (1,600,973)     (2,620,034)
Net decrease             (19,751)     (109,747)   $   (253,570)   $ (1,267,590)


26


FINANCIAL HIGHLIGHTS                             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.12       $14.08       $12.08       $11.61       $11.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .12(b)       .16(b)       .10          .25          .12
Net realized and unrealized gain on
  investment transactions                       3.34          .76         2.75          .38          .39
Net increase in net asset value from
  operations                                    3.46          .92         2.85          .63          .51

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.16)        (.19)        (.26)        (.15)        (.11)
Distributions from net realized gains          (1.33)       (1.69)        (.59)        (.01)        (.14)
Total dividends and distributions              (1.49)       (1.88)        (.85)        (.16)        (.25)
Net asset value, end of year                  $15.09       $13.12       $14.08       $12.08       $11.61

TOTAL RETURN
Total investment return based on net
  asset value (c)                              27.96%        6.69%       23.87%        5.57%        4.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $33,222      $27,453      $30,608      $22,189      $16,759
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.60%(d)     1.56%(d)     1.40%        1.40%        1.40%
  Expenses, before waivers/reimbursements       1.60%        1.73%        1.65%        1.97%        2.33%
  Net investment income                          .81%        1.14%        2.02%        2.32%        1.67%
Portfolio turnover rate                          137%         133%         209%         134%          96%


See footnote summary on page 32.


27


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS B
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.11       $14.08       $12.09       $11.65       $11.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .01(b)       .06(b)       .06          .17          .07
Net realized and unrealized gain on
  investment transactions                       3.35          .77         2.70          .38          .37
Net increase in net asset value from
  operations                                    3.36          .83         2.76          .55          .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.11)        (.18)        (.10)        (.06)
Distributions from net realized gains          (1.33)       (1.69)        (.59)        (.01)        (.14)
Total dividends and distributions              (1.35)       (1.80)        (.77)        (.11)        (.20)
Net asset value, end of year                  $15.12       $13.11       $14.08       $12.09       $11.65

TOTAL RETURN
Total investment return based on net
  asset value (c)                              27.04%        5.98%       23.06%        4.83%        3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $72,618      $61,709      $59,978      $43,328      $30,871
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.31%(d)     2.27%(d)     2.10%        2.10%        2.11%
  Expenses, before waivers/reimbursements       2.31%        2.44%        2.35%        2.67%        3.00%
  Net investment income                          .10%         .42%        1.15%        1.62%         .95%
Portfolio turnover rate                          137%         133%         209%         134%          96%


See footnote summary on page 32.


28


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                                                 AUGUST 2,
                                                            YEAR ENDED APRIL 30,                   1993(E)
                                            --------------------------------------------------  TO APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.12       $14.09       $12.10       $11.65       $11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .02(b)       .06(b)       .06          .18          .08
Net realized and unrealized gain (loss)
  on investment transactions                    3.34          .77         2.70          .38         (.11)
Net increase (decrease) in net asset
  value from operations                         3.36          .83         2.76          .56         (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.11)        (.18)        (.10)        (.06)
Distributions from net realized gains          (1.33)       (1.69)        (.59)        (.01)        (.14)
Total dividends and distributions              (1.35)       (1.80)        (.77)        (.11)        (.20)
Net asset value, end of period                $15.13       $13.12       $14.09       $12.10       $11.65

TOTAL RETURN
Total investment return based on net
  asset value (c)                              27.02%        5.97%       23.04%        4.91%        (.26)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,336       $6,033       $5,915       $4,247       $3,280
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.30%(d)     2.28%(d)     2.10%        2.10%        2.10%(f)
  Expenses, before waivers/reimbursements       2.30%        2.43%        2.36%        2.66%        3.02%(f)
  Net investment income                          .11%         .42%        1.15%        1.62%        1.04%(f)
Portfolio turnover rate                          137%         133%         209%         134%          96%


See footnote summary on page 32.


29


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                         CLASS A
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.31       $11.14       $10.38       $10.37       $10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .39(b)       .41(b)       .51          .48          .31
Net realized and unrealized gain (loss)
  on investment transactions                    1.54          .46          .80         (.02)        (.26)
Net increase in net asset value from
  operations                                    1.93          .87         1.31          .46          .05

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.45)        (.55)        (.45)        (.29)
Distributions from net realized gains           (.84)        (.25)          -0-          -0-        (.18)
Total dividends and distributions              (1.27)        (.70)        (.55)        (.45)        (.47)
Net asset value, end of year                  $11.97       $11.31       $11.14       $10.38       $10.37

TOTAL RETURN
Total investment return based on net
  asset value (c)                              17.87%        7.90%       12.69%        4.65%         .35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $11,715      $11,860      $14,161      $16,105      $15,595
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.41%(d)     1.40%(d)     1.40%        1.40%        1.40%
  Expenses, before waivers/reimbursements       1.91%        1.90%        1.73%        1.83%        2.03%
  Net investment income                         3.33%        3.66%        4.43%        4.66%        3.43%
Portfolio turnover rate                          138%         174%         267%         248%         133%


See footnote summary on page 32.


30


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS B
                                           -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                           -----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.49       $11.31       $10.51       $10.47       $10.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .32(b)       .34(b)       .43          .46          .24
Net realized and unrealized gain (loss)
  on investment transactions                    1.55          .46          .82         (.02)        (.26)
Net increase (decrease) in net asset
  value from operations                         1.87          .80         1.25          .44         (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.33)        (.37)        (.45)        (.40)        (.21)
Distributions from net realized gains           (.84)        (.25)          -0-          -0-        (.18)
Total dividends and distributions              (1.17)        (.62)        (.45)        (.40)        (.39)
Net asset value, end of year                  $12.19       $11.49       $11.31       $10.51       $10.47

TOTAL RETURN
Total investment return based on net
  asset value (c)                              17.04%        7.10%       11.95%        3.91%        (.31)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $28,432      $28,037      $31,979      $30,542      $29,697
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.11%(d)     2.10%(d)     2.10%        2.10%        2.11%
  Expenses, before waivers/reimbursements       2.61%        2.61%        2.44%        2.52%        2.73%
  Net investment income                         2.63%        2.96%        3.72%        3.96%        2.72%
Portfolio turnover rate                          138%         174%         267%         248%         133%


See footnote summary on page 32.


31


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            -----------------------------------------------------------------
                                                                                                  AUGUST 2,
                                                            YEAR ENDED APRIL 30,                   1993(E)
                                            --------------------------------------------------  TO APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.49       $11.31       $10.52       $10.47       $11.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .32(b)       .34(b)       .41          .46          .18
Net realized and unrealized gain (loss)
  on investment transactions                    1.55          .46          .83         (.01)        (.50)
Net increase (decrease) in net asset
  value from operations                         1.87          .80         1.24          .45         (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.33)        (.37)        (.45)        (.40)        (.15)
Distributions from net realized gains           (.84)        (.25)          -0-          -0-        (.18)
Total dividends and distributions              (1.17)        (.62)        (.45)        (.40)        (.33)
Net asset value, end of period                $12.19       $11.49       $11.31       $10.52       $10.47

TOTAL RETURN
Total investment return based on net
  asset value (c)                              17.04%        7.10%       11.84%        4.01%       (2.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,162       $4,150       $5,326       $4,419       $4,375
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.11%(d)     2.10%(d)     2.10%        2.10%        2.10%(f)
  Expenses, before waivers/reimbursements       2.61%        2.60%        2.45%        2.52%        2.69%(f)
  Net investment income                         2.63%        2.96%        3.71%        3.97%        2.94%(f)
Portfolio turnover rate                          138%         174%         267%         248%         133%


(a) Net of fees waived and expenses reimbursed by Adviser and expense offset arrangements with the transfer agent.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the year ended April 30, 1998 and the year ended April 30, 1997, the ratios of expenses net of waivers/reimbursements would have been 1.59%, 2.29% and 2.29% and 1.55%, 2.26% and 2.26% for Class A, B and C shares of the Growth Investors Fund, respectively, and 1.40%, 2.10% and 2.10% and 1.40%, 2.10% and 2.10% for Class A, B and C shares of the Conservative Investors Fund, respectively.

(e)  Commencement of distribution.

(f)  Annualized.


32


                                                  ALLIANCE GROWTH INVESTORS AND
REPORT OF INDEPENDENT ACCOUNTANTS                  CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

TO THE TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting part of The Alliance Portfolios, hereafter referred to as the "Funds") at April 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
June 16, 1998


33


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
NICHOLAS D. P. CARN, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-02624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036-2798


(1)  Member of the Audit Committee.


34


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


35


ALLIANCE GROWTH INVESTORS FUND
ALLIANCE CONSERVATIVE INVESTORS FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GICIAR